Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

NOTE 6—GOODWILL AND INTANGIBLE ASSETS

Goodwill

As of June 30, 2017 and December 31, 2016, the Company had a goodwill balance of $836.1 million and $835.2 million, respectively. The change in the carrying amount of goodwill during the six months ended June 30, 2017 was the result of foreign currency translation adjustments.

Intangible assets, net

The following table presents intangible asset balances (in thousands):

	June 30, 2017			December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Definite-lived intangible assets:
Customer contracts	$967,702	$(588,747)	$378,955	$965,179	$(539,910)	$425,269	10 years
2GIG 2.0 technology	17,000	(11,877)	5,123	17,000	(10,479)	6,521	8 years
Other technology	2,917	(1,042)	1,875	7,067	(4,984)	2,083	5-7 years
Space Monkey technology	7,100	(3,167)	3,933	7,100	(2,268)	4,832	6 years
Patents	9,620	(4,766)	4,854	8,724	(3,913)	4,811	5 years

Total definite-lived intangible assets:	$1,004,339	$(609,599)	$394,740	$1,005,070	$(561,554)	$443,516

Indefinite-lived intangible assets:
Spectrum licenses	$31,253	$—	$31,253	$31,253	$—	$31,253
IP addresses	$564	$—	$564	$564	$—	$564
Domain names	59	—	59	59	—	59

Total Indefinite-lived intangible assets	31,876	—	31,876	31,876	—	31,876

Total intangible assets, net	$1,036,215	$(609,599)	$426,616	$1,036,946	$(561,554)	$475,392

During the year ended December 31, 2016, a subsidiary of the Company entered into leasing agreements with a third party for designated radio frequency spectrum in 40 mid-sized metropolitan markets. The lease term is for seven years, with an option to become the licensor of record with the Federal Communications Commission (“FCC”) with respect to the applicable spectrum licenses at the end of this term for a nominal fee. The Company acquired $31.3 million of spectrum licenses, measured using the present value of the lease payments, and recorded an intangible asset and a corresponding liability within other long-term obligations. While licenses are issued for only a fixed time, such licenses are subject to renewal by the FCC. The Company intends to renew the licenses with the FCC at the end of the initial term. License renewals within the industry have occurred routinely and at nominal cost. Moreover, the Company has determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful life of the licenses. As a result, the Company treats the wireless licenses as an indefinite-lived intangible asset.

Amortization expense related to intangible assets was approximately $50.7 million and $58.5 million during the six months ended June 30, 2017 and 2016, respectively.

As of June 30, 2017, the remaining weighted-average amortization period for definite-lived intangible assets was 5.3 years. Estimated future amortization expense of intangible assets, excluding approximately $0.2 million in patents currently in process, is as follows as of June 30, 2017 (in thousands):

2017—Remaining Period	$50,945
2018	90,275
2019	78,452
2020	67,579
2021	58,542
Thereafter	48,726

Total estimated amortization expense	$394,519

NOTE 8—GOODWILL AND INTANGIBLE ASSETS

Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2015, were as follows (in thousands):

Balance as of January 1, 2015	$841,522
Goodwill Impaired due to Wireless Restructuring (see Note 3)	(2,270)
Effect of Foreign Currency Translation	(4,836)

Balance as of December 31, 2015	834,416
Effect of Foreign Currency Translation	817

Balance as of December 31, 2016	$835,233

As of December 31, 2016 and December 31, 2015, the Company had a goodwill balance of $835.2 million and $834.4 million, respectively. Foreign currency translation adjustments were $0.8 million and $4.8 million for the years ended December 31, 2016 and December 31, 2015, respectively. In connection with the Wireless Restructuring (See Note 3), the Company fully impaired goodwill related to its Wireless Internet business. The resulting impairment charge of $2.3 million is included in restructuring and asset impairment charges on the consolidated statement of operations during the year ended December 31, 2015. Accumulated impairment losses were $2.3 million as of December 31, 2016 and 2015, respectively.

Intangible assets, net

The following table presents intangible asset balances as of December 31, 2016 and 2015 (in thousands):

	December 31, 2016			December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Definite-lived intangible assets:
Customer contracts	$965,179	$(539,910)	$425,269	$962,842	$(430,803)	$532,039	10 years
2GIG 2.0 technology	17,000	(10,479)	6,521	17,000	(7,064)	9,936	8 years
Other technology	7,067	(4,984)	2,083	7,067	(3,438)	3,629	5-7 years
Space Monkey technology	7,100	(2,268)	4,832	7,100	(761)	6,339	6 years
Patents	8,724	(3,913)	4,811	7,524	(2,094)	5,430	5 years
Non-compete agreements	1,200	(1,200)	—	1,200	(800)	400	2-3 years

Total definite-lived intangible assets:	1,006,270	(562,754)	443,516	1,002,733	(444,960)	557,773

Indefinite-lived intangible assets:
Spectrum licenses	31,253	—	31,253	—	—	—
IP addresses	564	—	564	564	—	564
Domain names	59	—	59	58	—	58

Total Indefinite-lived intangible assets	31,876	—	31,876	622	—	622

Total intangible assets, net	$1,038,146	$(562,754)	$475,392	$1,003,355	$(444,960)	$558,395

During the year ended December 31, 2016, the Company entered into leasing agreements with a third party for designated radio frequency spectrum in 40 mid-sized metropolitan markets. The initial lease term is for seven years, with an option to obtain title of the applicable spectrum licenses at the end of this initial term for a nominal fee. The Company acquired $31.3 million of spectrum licenses, measured using the present value of the lease payments, and recorded an intangible asset and a corresponding liability within other long-term obligations. While licenses are issued for only a fixed time, such licenses are subject to renewal by the Federal Communications Commission. The Company intends to renew the licenses at the end of the initial term. License renewals within the industry have occurred routinely and at nominal cost. Moreover, the Company has determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful life of the licenses. As a result, the Company treats the wireless licenses as an indefinite-lived intangible asset.

Identifiable intangible assets acquired by the Company in connection with the Wildfire acquisition were $2.1 million of customer contracts and $0.8 million associated with non-compete agreements entered into by certain former members of Wildfire management. In connection with the Wireless Restructuring (See Note 3), the Company fully impaired the remaining unamortized definite-lived intangible assets related to its Wireless Internet business. The resulting impairment charge of $2.9 million is included in restructuring and asset impairment charges on the consolidated statement of operations during the year ended December 31, 2015.

Identifiable intangible assets acquired by the Company in connection with the Space Monkey acquisition were $7.1 million of Space Monkey technology and $1.2 million associated with non-compete agreements entered into by certain former members of Space Monkey management.

During the year ended December 31, 2016, the Company acquired $1.3 million of intangibles related to patents. During the year ended December 31, 2015, the Company acquired $1.4 million of intangibles related to patents, domain names and Internet Protocol (“IP”) addresses.

The Company recognized amortization expense related to capitalized software development costs of $1.1 million, $1.3 million and $1.3 million during the years ended December 31, 2016, 2015, and 2014, respectively. Amortization expense related to intangible assets was approximately $116.9 million, $134.8 million and $151.3 million for the years ended December 31, 2016, 2015, and 2014, respectively.

As of December 31, 2016, the remaining weighted-average amortization period for definite-lived intangible assets was 3.8 years. Estimated future amortization expense of intangible assets, excluding approximately $0.3 million in patents currently in process, is as follows as of December 31, 2016 (in thousands):

2017	$101,296
2018	89,736
2019	78,082
2020	67,288
2021	58,288
Thereafter	48,548

Total estimated amortization expense	$443,238